Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Final Dividends Abstract
Summary of dividends

	Year ended December 31,
	2025	2024
	$'m	$'m
Cash dividends on Ordinary Shares declared and paid:
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Interim dividend: $0.10 per share	60	60
Cash dividends on Preferred Shares declared and paid:
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	6	6
Interim dividend	4	6
	262	264